SCHEDULE OF ASSET ACQUISITION (Details) - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (20,833)
Intangible assets, net	479,167
Goodwill	250,000
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Technology	$ 250,000
Intangible assets useful life (years)	3 years
Technology-Based Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Technology	$ 250,000
Intangible assets useful life (years)	3 years